UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     April 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $4,952,240 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   186830  5289639 SH       OTHER                 3602511   119043  1568085
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   274510  3613405 SH       OTHER                 2327968    60512  1224925
APPLE INC                      COM              037833100   292907   661743 SH       OTHER                  451789    15050   194904
COACH INC                      COM              189754104   215249  4305850 SH       OTHER                 2937014    97603  1271233
COLGATE PALMOLIVE CO           COM              194162103   235687  1996847 SH       OTHER                 1359890    45004   591953
DENTSPLY INTL INC NEW          COM              249030107    46812  1103553 SH       OTHER                  594994        0   508559
EBAY INC                       COM              278642103   201711  3720238 SH       OTHER                 2537597    84303  1098338
GENERAL MLS INC                COM              370334104    69332  1406060 SH       OTHER                  758094        0   647966
JOHNSON & JOHNSON              COM              478160104   389680  4779592 SH       OTHER                 3151879    91383  1536330
KELLOGG CO                     COM              487836108   266027  4128946 SH       OTHER                 2728218    79635  1321093
KIMBERLY CLARK CORP            COM              494368103    67364   687529 SH       OTHER                  370690        0   316839
MCGRAW HILL COS INC            COM              580645109   267465  5135661 SH       OTHER                 3451798   108250  1575613
MICROSOFT CORP                 COM              594918104   233867  8174334 SH       OTHER                 5505049   173808  2495477
MONDELEZ INTL INC              CL A             609207105   490204 16014507 SH       OTHER                10902230   359187  4753090
MOODYS CORP                    COM              615369105   279366  5239427 SH       OTHER                 3521536   110436  1607455
MSCI INC                       COM              55354G100   246870  7275882 SH       OTHER                 4955127   163795  2156960
PEPSICO INC                    COM              713448108    70734   894130 SH       OTHER                  482081        0   412049
PHILIP MORRIS INTL INC         COM              718172109   330744  3567522 SH       OTHER                 2372233    71383  1123906
PROCTER & GAMBLE CO            COM              742718109   291895  3787901 SH       OTHER                 2493992    71649  1222260
REYNOLDS AMERICAN INC          COM              761713106    47862  1075805 SH       OTHER                  580033        0   495772
SCOTTS MIRACLE GRO CO          CL A             810186106   241059  5574914 SH       OTHER                 3729827   115437  1729650
VERISK ANALYTICS INC           CL A             92345Y106   206065  3343588 SH       OTHER                 2252832    71500  1019256